SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Finite-Lived Intangible Assets [Line Items]
Less: accumulated amortization	$ (41,871)	$ (25,863)
Intangible assets, net	121,771	140,070
Software Development [Member]
Finite-Lived Intangible Assets [Line Items]
Software	$ 163,642	$ 165,933